Loans Receivable (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unpaid Principal Balance	$ 19,900	$ 21,700
Residential Real Estate Including Home Equity [Member]
Recorded Investment	692	1,282
Unpaid Principal Balance	692	1,282
Related Allowance	9	10
Average Recorded Investment	782	304
Interest Income Recognized	20	0
Residential Real Estate Including Home Equity [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	0	0
Unpaid Principal Balance	0	0
Related Allowance	0	0
Average Recorded Investment	0	26
Interest Income Recognized	0	0
Residential Real Estate Including Home Equity [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	692	1,282
Unpaid Principal Balance	692	1,282
Related Allowance	9	10
Average Recorded Investment	782	278
Interest Income Recognized	20	0
Commercial Real Estate [Member]
Recorded Investment	10,778	11,007
Unpaid Principal Balance	10,862	13,542
Related Allowance	1,783	1,043
Average Recorded Investment	10,859	10,423
Interest Income Recognized	352	479
Commercial Real Estate [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	591	690
Unpaid Principal Balance	591	880
Related Allowance	0	0
Average Recorded Investment	652	1,725
Interest Income Recognized	3	16
Commercial Real Estate [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	10,187	10,317
Unpaid Principal Balance	10,271	12,662
Related Allowance	1,783	1,043
Average Recorded Investment	10,207	8,698
Interest Income Recognized	349	463
Commercial Participations Purchased [Member]
Recorded Investment	6,378	7,170
Unpaid Principal Balance	11,047	12,845
Related Allowance	0	252
Average Recorded Investment	6,474	11,936
Interest Income Recognized	0	368
Commercial Participations Purchased [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	6,378	2,483
Unpaid Principal Balance	11,047	8,158
Related Allowance	0	0
Average Recorded Investment	5,080	2,946
Interest Income Recognized	0	182
Commercial Participations Purchased [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	0	4,687
Unpaid Principal Balance	0	4,687
Related Allowance	0	252
Average Recorded Investment	1,394	8,990
Interest Income Recognized	0	186
Commercial Loan [Member]
Recorded Investment	2,032	2,214
Unpaid Principal Balance	2,305	2,239
Related Allowance	209	304
Average Recorded Investment	1,866	1,125
Interest Income Recognized	83	35
Commercial Loan [Member] | Impaired Loans With No Related Allowance [Member]
Recorded Investment	727	793
Unpaid Principal Balance	1,000	818
Related Allowance	0	0
Average Recorded Investment	992	386
Interest Income Recognized	32	20
Commercial Loan [Member] | Impaired Loans With Related Allowance [Member]
Recorded Investment	1,305	1,421
Unpaid Principal Balance	1,305	1,421
Related Allowance	209	304
Average Recorded Investment	874	739
Interest Income Recognized	$ 51	$ 15